Exhibit 99.1

World Omni Auto Receivables Trust 2021-D
Monthly Servicer Certificate
February 29, 2024

Dates Covered
Collections Period	02/01/24 - 02/29/24
Interest Accrual Period	02/15/24 - 03/14/24
30/360 Days	30
Actual/360 Days	29
Distribution Date	03/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/24	412,395,432.01	26,048
Yield Supplement Overcollateralization Amount 01/31/24	6,322,924.54	0
Receivables Balance 01/31/24	418,718,356.55	26,048
Principal Payments	17,376,173.83	373
Defaulted Receivables	591,333.80	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/29/24	5,848,679.40	0
Pool Balance at 02/29/24	394,902,169.52	25,645

Pool Statistics	$ Amount	# of Accounts
Pool Factor	33.85%
Prepayment ABS Speed	1.09%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	6,809,746.42	318
Past Due 61-90 days	2,030,716.14	92
Past Due 91-120 days	252,317.76	12
Past Due 121+ days	0.00	0
Total	9,092,780.32	422

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.27%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.57%
Delinquency Trigger Occurred	NO

Recoveries	291,376.78
Aggregate Net Losses/(Gains) - February 2024	299,957.02
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.86%
Prior Net Losses/(Gains) Ratio	0.51%
Second Prior Net Losses/(Gains) Ratio	0.71%
Third Prior Net Losses/(Gains) Ratio	0.38%
Four Month Average	0.62%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.45%

Overcollateralization Target Amount	5,755,408.97
Actual Overcollateralization	5,755,408.97
Weighted Average Contract Rate	3.95%
Weighted Average Contract Rate, Yield Adjusted	5.16%
Weighted Average Remaining Term	35.46

Flow of Funds	$ Amount
Collections	19,042,521.64
Investment Earnings on Cash Accounts	14,911.71
Servicing Fee	(348,931.96)
Transfer to Collection Account	-
Available Funds	18,708,501.39

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	268,903.69
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	11,737,853.52
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,755,408.97
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	877,843.54

Total Distributions of Available Funds	18,708,501.39

Servicing Fee	348,931.96
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 02/15/24	406,640,023.04
Principal Paid	17,493,262.49
Note Balance @ 03/15/24	389,146,760.55

Class A-1
Note Balance @ 02/15/24	0.00
Principal Paid	0.00
Note Balance @ 03/15/24	0.00
Note Factor @ 03/15/24	0.0000000%

Class A-2
Note Balance @ 02/15/24	0.00
Principal Paid	0.00
Note Balance @ 03/15/24	0.00
Note Factor @ 03/15/24	0.0000000%

Class A-3
Note Balance @ 02/15/24	233,240,023.04
Principal Paid	17,493,262.49
Note Balance @ 03/15/24	215,746,760.55
Note Factor @ 03/15/24	55.6909552%

Class A-4
Note Balance @ 02/15/24	121,600,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	121,600,000.00
Note Factor @ 03/15/24	100.0000000%

Class B
Note Balance @ 02/15/24	34,530,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	34,530,000.00
Note Factor @ 03/15/24	100.0000000%

Class C
Note Balance @ 02/15/24	17,270,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	17,270,000.00
Note Factor @ 03/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	337,395.36
Total Principal Paid	17,493,262.49
Total Paid	17,830,657.85

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.81000%
Interest Paid	157,437.02
Principal Paid	17,493,262.49
Total Paid to A-3 Holders	17,650,699.51

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2938472
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.2353793
Total Distribution Amount	15.5292265

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4063940
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	45.1555562
Total A-3 Distribution Amount	45.5619502

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	670.99
Noteholders' Principal Distributable Amount	329.01

Account Balances	$ Amount
Reserve Account
Balance as of 02/15/24	2,877,704.48
Investment Earnings	11,994.70
Investment Earnings Paid	(11,994.70)
Deposit/(Withdrawal)	-
Balance as of 03/15/24	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,520,340.48	$3,231,950.70	$3,684,727.54
Number of Extensions	121	148	169
Ratio of extensions to Beginning of Period Receivables Balance	0.60%	0.74%	0.81%